Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity (Deficit)

7. Stockholders’ Equity (Deficit)

The Company has two classes of common stock authorized, Class A and Class B.

Voting

Except as otherwise expressly provided in the Company’s Amended and Restated Certificate of Incorporation, or the Restated Certificate, each holder of Class A Common Stock is entitled to one vote per share. Except as provided by law and in the event of any increase or decrease in the number of authorized shares of Class B Common Stock, the holders of Class B Common Stock have no voting rights.

Conversion

Each share of Class B Common Stock will automatically convert into one share of Class A Common Stock immediately prior to the closing of a firmly underwritten public offering, or a Public Offering, of the Company’s common stock. Class B Common Stock will continue to be subject to vesting conditions as discussed below. Upon such automatic conversion, any declared and unpaid dividends shall be paid in accordance with the Restated Certificate.

Dividends

The holders of the Class A Common Stock are entitled to receive dividends in preference to the holders of the Class B Common Stock until the holders of the Class A Common Stock have received at least $1.00 per share (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to such shares), or the Original Issue Price. After the payment of the Class A preferential dividends, the holders of the Class A Common Stock and Class B Common Stock are entitled to share equally, on a per share basis, in all dividends declared by the Board of Directors.

On October 17, 2016, the Board of Directors declared a dividend payable to Class A Common stockholders in the cumulative amount of approximately $89,862,000. The dividend was paid in conjunction with the amendment to the first and second lien credit agreements and thus, permitted by the lenders. The dividends paid exceeded the Company’s retained earnings at the time of declaration by $80,925,000 and, as a result, the excess was recorded as a reduction to paid-in-capital. As a result of such dividend, the holders of the Class A Common Stock are no longer entitled to receive any preferential dividends or preferential amounts in the event of any liquidation, dissolution, winding up or change of control transaction.

Restricted Class B Common Stock

In June 2014, we issued 11,674,430 shares of Class B Common Stock to employees and members of the Board of Directors in connection with the acquisition of Holdings. These shares are subject to vesting and the shares are subject to a repurchase right held by us, as further described below. These shares of Class B Common Stock were issued to each holder as 50% Tranche 1 shares, 25% Tranche 2 shares and 25% Tranche 3 shares.

The shares of Class B Common Stock were valued at the estimated fair value at the time of issuance and are being amortized as compensation expense on a straight-line basis over the period in which they are earned by the individuals. The grant-date fair value of our awards was calculated using the Black-Scholes option-pricing model with the weighted-average assumptions listed in Note 8—Stock-based Compensation.

The fair value of the common stock has historically been determined by management, in part, based upon periodic valuation studies obtained from a third party valuation firm. In performing our valuation, the valuation firm engaged in discussions with management, analyzed historical and forecasted financial statements, and reviewed corporate documents. In addition, these valuation studies were based on a number of assumptions, including industry, general economic and market conditions that could reasonably be evaluated at the time of the valuation.

Tranche 1 shares vest over a five-year period; 40% vest on the two-year anniversary of issuance, and the balance vest ratably over the remaining three-year period, subject to the holder’s continuous service to the Company as of such vesting date. In the event of a change in control and if the holder’s employment with the Company is terminated without cause or the holder resigns for good reason within 24 months following the change in control, the vesting of 100% of the Tranche 1 shares will accelerate.

Tranche 2 shares vest on the day prior to the ten-year anniversary of issuance, subject to the holder’s continuous service to the Company as of such vesting date. Subject to the holder’s continuous service to the Company as of the date immediately prior to such event, the vesting of 100% of the Tranche 2 shares will accelerate in the event of any change in control or Public Offering Sale in which Clearlake receives gross proceeds in such transaction in consideration for the shares of Class A Common Stock held by Clearlake that exceeds two times the amount of paid-in capital received by the Company from Clearlake, plus any accrued and unpaid dividends, less any declared and paid cash dividends with respect to the Class A Common Stock issued to Clearlake. Public Offering Sale shall mean the consummated sale of shares of the Company by Clearlake for its own account pursuant to the Public Offering, together with all consummated secondary sales and/or public offerings of the Company’s shares by Clearlake.

Tranche 3 shares vest on the day prior to the ten-year anniversary of issuance, subject to the holder’s continuous service to the Company as of such vesting date. Subject to the holder’s continuous service to the Company as of the date immediately prior to such event, the vesting of 100% of the Tranche 3 shares will accelerate in the event of any change in control or Public Offering Sale in which Clearlake receives gross proceeds in such transaction in consideration for the shares of Class A Common Stock held by Clearlake that exceeds 2.5 times the amount of paid-in capital received by the Company from Clearlake, plus any accrued and unpaid dividends, less any declared and paid cash dividends with respect to the Class A Common Stock issued to Clearlake.

Upon the termination of continuous service of a holder, other than termination by the Company without cause, the holder’s death or permanent disability, or resignation by holder following certain reductions in salary, the Company may repurchase the Class B shares held by such holder at a price of $0.01 per share.

Upon the termination of continuous service of a holder by the Company with cause, the Company may repurchase the Class B shares held by such holder at a price of $0.01 per share.

Upon the termination of continuous service of a holder by the Company without cause, following the holder’s death or permanent disability, or resignation by holder following certain reductions in salary, the Company may repurchase the unvested Class B shares at a price of $0.01 per share and the Company may repurchase the vested Class B shares at a price equal to the fair market value of such shares.

Upon closing of the Merger on February 22, 2018, all of the Company’s shares of Class B Common Stock became fully vested and exercisable.

Restricted Class A Common Stock

In June 2014, the Company issued 4,208,258 shares of Class A Common Stock to employees and members of the Board of Directors in connection with the acquisition of Holdings. These shares are subject to a repurchase right held by us.

Upon the termination of continuous service of a holder, other than termination by the Company without cause, the holder’s death or permanent disability, or resignation by holder following certain reductions in salary, the Company may repurchase the Class A shares held by such holder at a price of $1.00 per share.

Upon the termination of continuous service of a holder by the Company with cause, the Company may repurchase the Class A shares held by such holder at a price of $1.00 per share.

Upon the termination of continuous service of a holder by the Company without cause, following the holder’s death or permanent disability, or resignation by holder following certain reductions in salary, the Company may repurchase the Class A shares at a price equal to $1.00 per share, plus 5% of $1.00 per share measured per annum (on a non-compounding basis) measured from the issuance date through such termination date.

The repurchase right with respect to the Class A shares shall lapse and terminate immediately following a public offering or change in control.

See Note 8—Stock-based Compensation regarding a summary of shares vested during the periods presented in the financial statements.